UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5151

J.P. Morgan Mutual Fund Group
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of November 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Principal Amount	Security Description	Value
Long-Term Investments — 139.5%
Asset Backed Securities — 13.2%
$3,991	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 4.62%, 02/15/12 (e) (m)	$4,000
	AmeriCredit Automobile Receivables Trust
3,650	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	3,539
6,850	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	6,810
1,800	Capital One Auto Finance Trust
	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	1,766
3,100	Capital One Multi-Asset Execution Trust
	Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	3,041
1,692	CARSS Finance LP (Cayman Islands)
	Series 2004-A, Class B1, FRN, 4.40%, 01/15/11 (e) (m)	1,692
	Citibank Credit Card Issuance Trust
8,500	Series 2003-C2, Class C2, FRN, 4.89%, 03/20/08 (m)	8,517
7,250	Series 2001-C3, Class C3, 6.65%, 05/15/08 (m)	7,310
2,350	CNH Equipment Trust
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	2,325
6,700	Countrywide Asset-Backed Certificates
	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	6,580
7,000	New Century Home Equity Loan Trust
	Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	6,915
7,300	Onyx Acceptance Grantor Trust
	Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	7,184
6,900	SLM Student Loan Trust
	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	6,768
7,900	Triad Auto Receivables Owner Trust
	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	7,900
4,300	Volkswagen Auto Loan Enhanced Trust
	Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	4,194
15,600	WFS Financial Owner Trust
	Series 2003-3, Class A4, 3.25%, 05/20/11 (m)	15,339
7,200	World Omni Auto Receivables Trust
	Series 2003-B, Class A4, 2.87%, 11/15/10 (m)	7,023

	Total Asset Backed Securities (Cost $102,412)	100,903

Collateralized Mortgage Obligations — 52.8%
Agency CMO — 20.0%
	Federal Home Loan Mortgage Corp.
10,807	Series 2564, Class LS, FRN, IO, 3.53%, 01/15/17 (m)	680
22,171	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	1,284
5,810	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	776
5,631	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	443
25,665	Series 2791, Class SI, FRN, IO, 3.04%, 12/15/31 (m)	1,763
28,380	Series 2813, Class SB, FRN, IO, 2.94%, 02/15/34 (m)	2,004
43,796	Series 2850, Class SM I, FRN, IO, 3.04%, 12/15/30 (m)	2,132
8,911	Series 2894, Class S FRN, IO, 3.08%, 03/15/31 (m)	696
8,720	Series 2929, Class PA, 5.00%, 08/15/18 (m)	8,720
9,588	Series 2939, Class HP, 5.00%, 04/15/28 (m)	9,539
11,312	Series 2975, Class HA, 5.50%, 07/15/23 (m)	11,399
9,545	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	1,163
	Federal Home Loan Mortgage Corp. STRIPS
15,849	Series 232, IO, 5.00%, 08/01/35 (m)	3,980
	Federal National Mortgage Association
8,585	Series 2003-3, Class HS, FRN, IO, 3.46%, 09/25/16 (m)	437
10,250	Series 2004-61, Class TS, FRN, IO, 2.91%, 10/25/31 (m)	580
5,394	Series 2005-4, Class WA, 5.50%, 10/25/23 (m)	5,427
14,348	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	1,628
9,979	Series 2005-55, Class LC, 5.50%, 03/25/24 (m)	10,039
	Federal National Mortgage Association Interest STRIPS
74,635	Series 363, Class 1, PO, 11/01/35 (m)	54,194
74,635	Series 363, Class 2, IO, 5.50%, 10/01/35 (m)	19,251
60,680	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	15,066
1,750	Series 364, Class 6, IO, 5.00%, 11/01/35 (m)	401
	Government National Mortgage Association
16	Series 2002-24, Class FA, FRN, 4.62%, 04/16/32 (m)	16
3,971	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	219
6,246	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	531
2,338	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	114
		152,482
Non-Agency CMO — 32.8%
1,430	ABN Amro Mortgage Corp
	Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	1,424

1,950	Banc of America Commercial Mortgage, Inc.
	Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,891
6,600	Banc of America Funding Corp.
	Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	6,510
4,311	Bank of America Alternative Loan Trust
	Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	4,284
18,421	CalSTRS Trust
	Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	18,100
3,339	Calwest Industrial Trust
	Series 2003-CALA, Class A, FRN, 4.39%, 06/15/15 (e) (m)	3,341
2,826	Citicorp Mortgage Securities, Inc.
	Series 2005-7, Class 1A1, 5.50%, 10/25/35 (m)	2,801
5,100	Citigroup Mortgage Loan Trust, Inc.
	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,044
9,300	Countrywide Alternative Loan Trust
	Series 2005-75CB, Class A3, 5.50%, 01/25/36 (m)	9,298
	Countrywide Home Loan Mortgage Pass Through Trust
8,560	Series 2005-18, Class A1, 5.50%, 10/25/35 (m)	8,466
7,760	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,672
3,990	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (i)	4,124
6,200	CS First Boston Mortgage Securities Corp.
	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,042
5,701	First Horizon Asset Securities, Inc.
	Series 2005-6, Class 1A1 , 5.50%, 11/25/35 (m)	5,631
3,984	First Union Commercial Mortgage Securities, Inc.
	Series 1997-C1, Class A3, 7.38%, 04/18/29 (m)	4,054
5,900	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3, Class A2 VAR, 4.31%, 08/10/42 (m)	5,734
9,300	GS Mortgage Securities Corp. II
	Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	9,167
5,700	LB-UBS Comercial Mortgage Trust
5,100	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,929
9,300	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	8,962
	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	5,412
8,700	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	8,366
11,276	Morgan Stanley Capital I
	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	11,618
11,214	Morgan Stanley Mortgage Loan Trust
	Series 2005-4, Class 5A3, 5.50%, 08/25/35 (m)	11,100
6,284	Residential Funding Mortgage Section I
	Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	6,151
10,756	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-6, Class 5A1, VAR, 5.00%, 06/25/34 (m)	10,494
8,110	Structured Asset Securities Corp.
	Series 2005-17, Class 4A1, 5.50%, 10/25/35 (m)	8,010
5,942	Structured Asset Securities Corp.
	Series 2005-5, Class 2A, 5.50%, 04/25/35 (m)	5,851
11,250	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17, Class A2, 4.78%, 03/15/42 (m)	11,101
4,038	Wamu Alternative Mortgage Pass-Through Certificates
	Series 2005-5, Class CB14, 5.50%, 07/25/35 (m)	4,005
13,994	Washington Mutual, Inc.
	Series 2004-S3, Class 2A1, 5.50%, 07/25/34 (m)	13,897
	Wells Fargo Mortgage Backed Securities Trust
5,350	Series 2003-N, Class 1A4, FRN, 4.61%, 12/25/33 (m)	5,329
16,988	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34 (m)	16,847
6,823	Series 2005-9, Class 1A8, 5.50%, 10/25/35 (m)	6,738
7,829	Series 2005-11, Class 2A1, 5.50%, 10/25/35 (m)	7,760
		250,153
	Total Collateralized Mortgage Obligations
	(Cost $409,817)	402,635

Corporate Bonds — 29.3%
Automobiles — 0.8%
3,600	DaimlerChrysler NA Holding Corp. (m)
	4.13%, 03/07/07	3,557
3,200	Ford Motor Credit Co.
	4.95%, 01/15/08 (m)	2,918
		6,475
Capital Markets — 0.7%
5,400	BNP US Funding LLC
	VAR, 7.74%, 12/31/49 (e) (m)	5,662
Commercial Banks — 9.0%
2,900	Abbey National plc (Britian)
	VAR, 7.35%, 12/31/49 (m)	2,957
4,500	Bacob Bank SC (Belgium)
	VAR, 7.25%, 12/31/49 (e) (m)	4,659
3,800	BBVA Bancomer S.A. (Cayman Islands)
	VAR, 5.38%, 07/22/15 (e) (m)	3,754
1,900	Deutsche Bank Capital Funding Trust I (Germany)
	VAR, 7.87%, 12/31/49 (e) (m)	2,060

6,200	ForeningsSparbanken AB (Sweden)
	VAR, 7.50%, 12/31/49 (e) (m)	6,351
5,750	Industrial Bank of Korea (South Korea)
	4.00%, 05/19/14 (e) (m)	5,486
2,850	Korea First Bank (South Korea)
	VAR, 6.25%, 10/02/13	2,872
5,400	Mizuho JGB Investment LLC
	VAR, 9.87%, 12/31/49 (e) (m)	5,984
2,750	Nordea Bank Finland plc
	VAR, 7.50%, 12/31/49 (e) (m)	2,824
600	Royal Bank of Scotland Group plc (ADR) (United Kingdom)
	Series 1, 9.12%, 12/31/49 (m)	689
9,050	Skandinaviska Enskilda Banken AB (Sweden)
	VAR, 8.12%, 09/06/49 (e) (m)	9,257
3,750	Standard Chartered First Bank Korea Ltd. (South Korea)
	VAR, 5.75%, 03/10/13, (e) (m)	3,776
4,950	Svenska Handelsbanken (Sweden)
	VAR, 7.12%, 12/31/49 (e) (m)	5,073
11,400	UBS AG
	FRN, 4.15%, 07/20/06 (m)	11,391
1,950	Woori Bank (South Korea)
	VAR, 4.88%, 07/02/13	1,956
		69,089
Consumer Finance — 1.1%
1,500	General Motors Acceptance Corp.
	6.75%, 01/15/06 (m)	1,498
3,400	International Lease Finance Corp.
	4.35%, 09/15/08 (m)	3,334
2,700	MBNA America Bank NA
	4.63%, 08/03/09 (m)	2,675
		7,507
Diversified Financial Services — 9.0%
	Counts Trust
6,050	Series 2002-10, FRN, 5.12%, 08/15/07 (e) (i)	6,090
6,050	Series 2002-11, FRN, 5.17%, 08/15/07 (e) (i)	6,090
3,600	International Lease Finance Corp.
	VAR, 6.98%, 10/15/14 (m)	3,657
11,800	Links Finance LLC
	FRN, 4.12%, 09/15/08 (e) (i)	11,799
2,700	Mantis Reef Ltd. (Australia)
	4.69%, 11/14/08 (e) (m)	2,647
10,100	Natexis Ambs Co. LLC
	VAR, 8.44%, 12/31/49 (e) (m)	10,887
	Racers
9,100	Series 2005-16, Class C, FRN, 3.89%, 09/20/07 (e) (i)	9,066
4,700	Series 2005-7, Class C, FRN, 4.04%, 05/09/06 (e) (i)	4,695
2,995	Texas Municipal Gas Corp.
	2.60%, 07/01/07 (e) (m)	2,955
4,600	Twin Reefs Pass-Through Trust
	FRN, 5.10%, 12/10/49 (e) (m)	4,590
6,000	Two-Rock Pass Through Trust (Bermuda)
	FRN, 5.27%, 12/31/49 (e) (m)	5,960
		68,436
Electric Utilities — 1.6%
7,500	FPL Group Capital, Inc.
	5.55%, 02/16/08 (m)	7,581
4,700	PSEG Funding Trust I
	5.38%, 11/16/07 (m)	4,714
		12,295
Gas Utilities — 0.9%
6,550	Oneok, Inc.
	5.51%, 02/16/08	6,589
Insurance — 2.3%
9,100	ASIF Global Financing
	FRN, 4.11%, 03/14/08 (e) (m)	9,121
2,100	Nippon Life Insurance (Japan)
	4.88%, 08/09/10 (e) (m)	2,061
6,150	Oil Insurrance Ltd. (Bermuda)
	VAR, 4.26%, 04/08/09 (e) (i)	6,088
		17,270
Oil, Gas & Consumable Fuels — 0.4%
3,300	Pemex Project Funding Master Trust
	FRN, 5.17%, 06/15/10 (e) (m)	3,414
Real Estate — 1.2%
	iStar Financial, Inc.
1,300	REIT, 5.38%, 04/15/10 (m)	1,287
2,900	REIT, Series B, 4.88%, 01/15/09 (m)	2,854

4,600	Socgen Real Estate Co. LLC
	VAR, 7.64%, 12/31/49 (e) (m)	4,804
		8,945
Thrifts & Mortgage Finance — 2.4%
10,750	Countrywide Home Loans, Inc.
	2.88%, 02/15/07 (m)	10,491
7,500	Spintab AB (Sweden)
	VAR,7.50%, 08/14/49 (e) (m)	7,638
		18,129
	Total Corporate Bonds
	(Cost $227,106)	223,811
Foreign Government Securities — 2.0%
$7,550	Government of Chile (Chile)
	FRN, 4.63%, 01/28/08 (m)	7,581
$4,670	National Agricultural Cooperative Federation (South Korea)
	VAR, 5.75%, 06/18/14	4,653
$3,300	United Mexican States (Mexico)
	FRN, 4.83%, 01/13/09 (m)	3,356

	Total Foreign Government Securities (Cost $15,749)	15,590
Municipal Bonds — 0.7%
Texas — 0.7%
5,150	Texas State Public Financing Authority, Taxable, Unemployment Compensation
	Series B, Rev., 2.63%, 06/15/06 (m)	5,093

	Total Municipal Bonds (Cost $5,147)	5,093

U.S. Government Agency Securities — 41.0%
	Federal National Mortgage Association Pool
40,100	TBA, 5.00%, 12/15/35 (m)	38,571
113,400	TBA, 5.50%, 01/25/35 (m)	111,522
121,450	TBA, 5.50%, 12/25/35 (m)	119,590
3,200	TBA, 5.50%, 01/25/20 (m)	3,210
20,000	TBA, 6.00%, 01/25/35 (m)	20,088
19,900	TBA, 6.00%, 12/25/35 (m)	20,012
20	Government National Mortgage Association Pool
	8.50%, 08/15/30 (m)	22

	Total U.S. Government Agency Securities (Cost $312,746)	313,015

U.S. Treasury Obligations — 0.3%
2,186	U.S. Treasury Inflation Indexed Bonds
	1.63%, 01/15/15 (m) (Cost $2,108)	2,095

Number of Contracts
Options Purchased — 0.2% (g)
Call Options Purchased on Interest Rate Swaps —0.0%
16,800	Counterparty Lehman Brothers, expiring 01/17/06, exercise rate 4.88%, 3 month LIBOR quarterly, European Style (Premium $160)	66
Put Options Purchased on OTC Futures, etc. — 0.2%
	FNMA, 30 Year Fixed, 5.50%, TBA
45,300	expiring 12/06/05, @ 97.20, European Style	481
22,700	expiring 12/06/05, @ 96.75, European Style	149
45,300	expiring 01/05/06, @ 96.69, European Style	418
27,100	expiring 01/05/06, @ 95.43, European Style	89
		1137

	Total Options Purchased (Premium $919)	1,203

	Total Long-Term Investments (Cost $1,076,164)	1,064,345

Principal Amount
Short-Term Investments — 1.5
Commercial Paper — 1.0%
$8,000	Mane Funding Corp
	4.28%, 01/25/06 (m)	7,947
	(Cost $7,947)
U.S. Treasury Securities — 0.3%
	U.S. Treasury Bills
1,550	3.47%, 12/01/05 (k) (n)	1,550
800	3.95%, 03/23/06 (k) (n)	790
		2,340

Shares
Investment Companies — 0.2%
1,492	JPMorgan Prime Money Market Fund (b) (m)	1,492

	Total Short-Term Investments (Cost $11,779)	11,779

Total Investments — 141% (Cost $1,087,943)		1,075,951
Liabilities in Excess of Other Assets — (41.0)%		(312,694)
Net Assets — 100.0%		$763,257

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2005.
GNMA	Government National Mortgage Association
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans.
The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
Rev.	Revenue Bond
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2005.
TBA	To Be Announced
USD	United States Dollar.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2005.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
22	30 Day Fed Fund	February, 2006	$8,757	$—	(h)
265	Eurodollars	December, 2005	63,272	(57)
410	Eurodollars	March, 2006	97,595	21
(28)	10 Year U.S. Treasury Notes	March, 2006	(3,039)	9

	Short Futures Outstanding
76	2 Year U.S. Treasury Notes	March, 2006	$15,587	$1
(268)	5 Year U.S. Treasury Notes	March, 2006	(28,391)	60
(132)	Eurodollars	December, 2006	(31,411)	340
(133)	Eurodollars	December, 2007	(31,647)	96
				$470

Options Written on OTC Futures, etc.

Name of Issuer		Exercise Price	Expiration Date	Number of Contracts	Premium	Value

FNMA, 30 Year Fixed, 5.50%, TBA	Call	98.64	01/05/06	41,900	$(164)	$126
FNMA, 30 Year Fixed, 5.00%, TBA	Put	94.35	01/05/06	54,200	(207)	(64)
FNMA, 30 Year Fixed, 5.00%, TBA	Put	95.62	01/05/06	22,700	(103)	(89)
FNMA, 30 Year Fixed, 5.00%, TBA	Put	95.7	01/05/06	90,600	(311)	(382)
FNMA, 30 Year Fixed, 5.00%, TBA	Put	95.85	12/06/05	15,100	(34)	(22)
FNMA, 30 Year Fixed, 5.00%, TBA	Put	95.87	12/06/05	45,400	(138)	(71)
FNMA, 30 Year Fixed, 5.00%, TBA	Put	96.37	12/06/05	90,600	(262)	(354)

Credit Default Swaps

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fixed Rate	Date	Amount (USD)	(Depreciation) (USD)
Citibank, N.A.	Cargill, Inc. 4.375% 6/1/13	Sell	1.25 BPS quarterly	12/02/05	$6,700	$1
Citibank, N.A.	Amerada Hess Corp., 6.65% 8/15/11	Sell	6.75 BPS quarterly	12/20/05	3,900	2
Citibank, N.A.	General Electric Capital Corp., 3.5% 5/1/08	Sell	3.5 BPS quarterly	12/20/07	23,000	25
Deutsche Bank AG, New York	Suntrust Capital III, 2.48% 3/15/28	Sell	12 BPS quarterly	06/30/07	12,400	24
Deutsche Bank AG, New York	Berkshire Hathaway, Inc., 9.75% 1/15/18	Sell	5 BPS quarterly	03/20/10	17,500	25
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	52.5 BPS semi-annually	06/20/10	4,000	98
Deutsche Bank AG, New York	Russian Federation, 5.00% 3/31/30	Sell	52 BPS semi-annually	06/20/10	4,000	84
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	48 BPS semi-annually	07/20/10	15,000	(297)
Deutsche Bank AG, New York	Russian Federation, 5.00% 3/31/30	Sell	50.5 BPS	07/20/10	15,000	285
Goldman Sachs Capital Markets	Residential Capital Corp., 6.375% 6/30/10	Sell	31.25 BPS semi-annually	12/20/10	3,300	(36)
Morgan Stanley Capital Services	United Mexican States, 7.50%, 4/8/33	Buy	56 BPS semi-annually	04/20/10	10,000	(244)
Morgan Stanley Capital Services	Russian Federation, 5.00% 3/31/30	Sell	70 BPS semi-annually	04/20/10	10,000	316
Union Bank of Switzerland AG, London	Russian Federation, 5.00% 3/31/30	Buy	62.5 BPS semi-annually	04/20/10	44,000	(1,471)
Union Bank of Switzerland AG, London	United Mexican States, 7.50%, 4/8/33	Buy	56.5 BPS semi-annually	04/20/10	30,000	(961)
Union Bank of Switzerland AG, London	Aries, 9.6% 10/25/14	Sell	60 BPS semi-annually	04/20/10	44,000	1,580
Union Bank of Switzerland AG, London	Russian Federation, 5.00% 3/31/30	Sell	62.5 BPS semi-annually	04/20/10	30,000	1,003
					$272,800	$434

Forward Rate Swaps

	Rate Type				Unrealized
	Payments made by	Payments received by	Termination	Notional	Appreciation
Swap Counterparty	the Fund	the Fund	Date	Amount (USD)	(Depreciation) (USD)

Merrill Lynch Capital Services	3 month LIBOR	4.82% quarterly	03/13/06	$643,700	$68
Merrill Lynch Capital Services	3 month LIBOR	4.78% quarterly	03/13/06	309,400	(4)
				$953,100	$64

Interest Rate Swaps

	Rate Type				Unrealized
	Payments made by	Payments received by	Termination	Notional	Appreciation
Swap Counterparty	the Fund	the Fund	Date	Amount (USD)	(Depreciation) (USD)
Citibank, N.A.	3 month LIBOR	4.55% semi-annually	10/04/07	$26,150	$(56)
Citibank, N.A.	4.63% semi-annually	3 month LIBOR	10/04/10	11,300	66
Citibank, N.A.	4.75% semi-annually	3 month LIBOR	10/13/10	16,000	107
Citibank, N.A.	4.91% semi-annually	3 month LIBOR	10/31/10	12,000	(5)
Citibank, N.A.	4.96% semi-annually	3 month LIBOR	10/31/12	3,100	(2)

Credit Suisse First Boston International	5.12% semi-annually	3 month LIBOR	11/14/15	10,060	(61)
Deutsche Bank AG, New York	4.48% semi-annually	3 month LIBOR	09/14/12	33,000	839
Deutsche Bank AG, New York	4.85% semi-annually	3 month LIBOR	10/24/12	9,000	47
Deutsche Bank AG, New York	5.11% semi-annually	3 month LIBOR	11/14/15	10,000	(69)
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR	11/18/15	9,940	15
Merrill Lynch Capital Services	5.10% semi-annually	3 month LIBOR	11/09/12	55,864	(418)
				$196,414	$463

Price Lock Swaps

					Unrealized
				Notional	Appreciation
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Amount (USD)	(Depreciation) (USD)
Barclays (a)	30 YR FNMA, 6.00% TBA 1/06	100.13	01/05/06	$170,000	$(491)
Barclays (b)	30 YR FNMA, 6.00% TBA 12/05	100.27	12/06/05	170,000	412
Citibank, N.A. (a)	30 YR FNMA, 5.5% TBA 12/05	97.84	12/06/05	6,000	(39)
Citibank, N.A. (a)	15 YR FNMA, 4.5% TBA 1/06	96.53	01/11/06	31,000	(41)
Citibank, N.A. (a)	30 YR FNMA, 5.0% TBA 1/06	95.63	01/05/06	40,000	(203)
Citibank, N.A. (a)	U.S. Treasury Notes, 4.0% 03/15/10	98.03	12/12/05	67,100	(219)
Citibank, N.A. (a)	30 YR FNMA, 5.5% TBA 12/05	98.06	01/05/06	75,000	(250)
Citibank, N.A. (b)	30 YR FNMA, 4.5% TBA 1/06	92.86	01/05/06	20,000	119
Citibank, N.A. (b)	30 YR FNMA, 5.5% TBA 1/06	99.09	01/05/06	20,000	(140)
Citibank, N.A. (b)	15 YR FNMA, 5.5% TBA 12/05	100.67	12/08/05	51,000	(92)
Citibank, N.A. (b)	U.S. Treasury Notes, 4.0% 08/31/07	99.19	12/09/05	73,000	94
Credit Suisse First Boston International (b)	U.S. Treasury Notes, 3.38%, 02/15/08	97.83	12/07/05	46,700	(4)
Credit Suisse First Boston International (b)	U.S. Treasury Notes, 3.38% 02/28/07	98.74	12/07/05	68,400	(25)
Credit Suisse First Boston International (b)	U.S. Treasury Notes, 3.88% 07/31/07	99.12	12/19/05	92,000	4

(a) Fund pays the excess of the fixed rate over the price and receives the excess of the price over the fixed rate.

(b) Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.

Total Return/Spread Swaps

				Unrealized
		Termination	Notional	Appreciation
Swap Counterparty	Referenced Obligation	Date	Amount (USD)	(Depreciation) (USD)

Deutsche Bank AG, New York (a)	Lehman Brothers 8.5 AAA CMBS Index	01/01/06	$16,800	$(35)

(a) Fund receives positive when the spread tightens and pays negative when the spread widens

(b) Fund pays negative when the spread tightens and receives positive when the spread widens

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,277
Aggregate gross unrealized depreciation	(16,270)
Net unrealized appreciation/depreciation	$(11,993)

Federal income tax cost of investments	$1,087,944

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
January 18, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
January 18, 2006